MALIZIA SPIDI & FISCH, PC
                                ATTORNEYS AT LAW

1100 NEW YORK AVENUE, N.W.                            1900 SOUTH ATHERTON STREET
SUITE 340 WEST                                                         SUITE 101
WASHINGTON, D.C.  20005                                 STATE COLLEGE, PA  16801
(202) 434-4660                                                    (814) 272-3502
FACSIMILE: (202) 434-4661                             FACSIMILE:  (814) 272-3514

SAMUEL J. MALIZIA                                    WRITER'S DIRECT DIAL NUMBER
MALIZIA@MALIZIALAW.COM                                            (202) 434-4666


VIA EDGAR
---------

June 20, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         Re:      American Bancorp of New Jersey, Inc.
                  Registration Statement on Form S-1
                  ----------------------------------

Dear Sir or Madam:

         Accompanying this letter, on behalf of the above-referenced registrant, is the Registration Statement on Form S-1 relating to the registration for the sale of up to 14,169,642 shares of the common stock, par value $0.10 per share, of the registrant. A wire transfer to the Securities and Exchange Commission (the "SEC") in the amount of $16,677.67 in payment of the filing fee for the Registration Statement has previously been delivered to the account of the SEC at Mellon Bank.

         As described in the Registration Statement, the registrant is offering its common stock in connection with the conversion of American Savings, MHC from the mutual to the stock form of organization pursuant to a Plan of Conversion and Reorganization in accordance with Part 563b of the regulations of the Office of Thrift Supervision (the "OTS"). The shares being offered for sale represent the 70% ownership interest in ASB Holding Company, the federally-chartered mid-tier holding company, now owned by American Savings, MHC. The remaining 30% ownership interest in ASB Holding Company is owned by the public and will be exchanged for shares of American Bancorp of New Jersey, Inc.'s common stock. This transaction is commonly referred to as a second-step conversion.

         We are concurrently filing with the OTS an Application for Conversion on Form AC as well as an H-(e)1-S Savings and Loan Holding Company Application. We are also concurrently filing with the SEC a preliminary proxy statement for the special meeting of stockholders of ASB Holding Company to vote of the Plan of Conversion and Reorganization.

MALIZIA SPIDI & FISCH, PC


Securities and Exchange Commission
June 20, 2005
Page 2
         Please call the undersigned or Tiffany Hasselman of this office with any questions or comments regarding the Registration Statement.

                                                   Sincerely,


                                                   /s/Samuel J. Malizia

                                                   Samuel J. Malizia




Enclosures

cc:      Joseph Kliminski, Chief Executive Officer
         Fred G. Kowal, President and Chief Operating Officer
         Ms. Wendy L. Campbell, Crowe Chizek and Company LLC